Discontinued Operations - Additional Information (Details) - Services Business [Member] $ in Thousands	Jul. 21, 2015 $ / h	Mar. 31, 2015 USD ($)
Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Purchase Obligation | $		$ 3,300
Subsequent Event [Member] | Discontinued Operations, Disposed of by Sale [Member] | Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Employee hourly rate	100
Subsequent Event [Member] | Discontinued Operations, Disposed of by Sale [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Employee hourly rate	200